BORROWINGS - Short term borrowings (Details) - CNY (¥)	1 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jul. 31, 2023	Mar. 31, 2023	Jan. 31, 2023
China Construction Bank Corporation
Short-term debt
Amount borrowed		¥ 20,000,000
Term of the debt		1 year
Interest rate (as a percent)		3.50%
Borrowings from Bank of Ningbo Co., Ltd
Short-term debt
Amount borrowed	¥ 15,000,000		¥ 10,000,000		¥ 10,000,000
Term of the debt	1 year		1 year		1 year
Interest rate (as a percent)	3.80%		3.85%		3.90%
China Everbright Bank Corporation
Short-term debt
Amount borrowed				¥ 10,000,000
Term of the debt				1 year
Interest rate (as a percent)				3.80%